Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of associates [line items]
Profit (loss) from continuing operations	$ 1,300,263	$ 46,306	$ 115,329	$ (616,665)
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Profit (loss) from continuing operations	1,300,263		115,329	(616,665)
Other comprehensive income (loss)	973,946		873,308	(82,871)
Total comprehensive income (loss)	$ 2,274,209		$ 988,637	$ (699,536)